31-May-2012
Principal Note
Payment Factor
48,802,714.16 0.493263
0.00 1.000000
0.00 1.000000
0.00 1.000000
48,802,714.16
Interest & Principal
Interest & Principal Payment
Payment
48,867,538.960000 141.645040
272,250.000000 0.550000
358,600.000000 0.733333
90,293.730000 0.891667
49,588,682.69
0.343780%
0.660000%
0.880000%
1.070000%
Interest Payment
64,824.80
272,250.00
358,600.00
90,293.73
785,968.53
$1000 Face Amount
0.550000
0.733333
0.891667
Total
per $1000 Face Amount
Class A-4 Notes
Class A-3 Notes
Class A-2 Notes
Class A-1 Notes 0.187898
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 303,858,719.28 17.90%
Interest Rate
Amount Percentage
Initial Overcollateralization Amount 267,379,474.41 15.75%
Interest per
present value of lease payments
697,529,576.24 602,002,954.07 569,931,320.89
present value of Base Residual Value 1,000,113,898.17 996,782,429.75 989,367,126.87
Overcollateralization 267,379,474.41 294,542,941.18 303,858,719.28
Total Securitization Value
1,697,643,474.41
1,598,785,383.82
1,559,298,447.76
0.000000
Total Note Balance
1,430,264,000.00
1,304,242,442.64
1,255,439,728.48
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00
0.000000
Class A-3 Notes 489,000,000.00 489,000,000.00 489,000,000.00 0.000000
Class A-2 Notes 495,000,000.00 495,000,000.00 495,000,000.00
Face Amount
Class A-1 Notes 345,000,000.00 218,978,442.64 170,175,728.48 141.457142
Balance Balance Balance
Interest Period of the Class A-1 Notes (from... to) 15-May-2012 15-Jun-2012 Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Record Date 14-Jun-2012
Payment Date 15-Jun-2012
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-May-2012 15-Jun-2012
30/360 Days
30
Collection Period No. 3
Collection Period (from... to) 1-May-2012 31-May-2012
Determination Date 13-Jun-2012
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended Amounts in USD
Dates
Shortfall
0.00 0.00
Net Sales Proceeds-early terminations (including Defaulted Leases) 14,607,372.07
0.00
Regular Principal Distribution Amount 48,802,714.16 48,802,714.16 0.00
Principal Distribution Amount 48,802,714.16 48,802,714.16 0.00
Interest Distributable Amount Class A Notes 785,968.53 785,968.53 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes
0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes
0.00 0.00 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 272,250.00 272,250.00 0.00
thereof on Class A-3 Notes
358,600.00 358,600.00 0.00
Monthly Interest Distributable Amount
785,968.53 785,968.53 0.00
thereof on Class A-1 Notes 64,824.80 64,824.80 0.00
Total Trustee Fee
Excess mileage included in Net Sales Proceeds 44,761.58
Net Sales Proceeds-scheduled terminations 3,809,343.87
Lease Payments Received 32,501,121.67
1,332,321.15 1,332,321.15
Amount Paid Amount Due
3,166.23 (8) Total Trustee Fees [not previously paid under (2)]
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
Total Available Funds
50,921,003.84
Distribution Detail
Total Servicing Fee
50,921,003.84
Total Available Collections
50,921,003.84 (9) Excess Collections to Certificateholders 0.00
Reserve Account Draw Amount
0.00
Total Distribution
Investment Earnings
48,802,714.16
Subtotal
50,917,837.61 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
0.00
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs 0.00
(4) Priority Principal Distribution Amount 0.00
Excess wear and tear included in Net Sales Proceeds 8,950.28 (3) Interest Distributable Amount Class A Notes 785,968.53
(2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
(1) Total Servicing Fee 1,332,321.15
Securitization Value end of Collection Period 1,559,298,447.76 43,638
Terminations- Scheduled 3,137,694.72
Repurchase Payment (excluding interest)
0.00
Gross Losses 1,179,147.39
Securitization Value beginning of Collection Period
1,598,785,383.82 44,192
Principal portion of lease payments 23,500,146.18
Terminations- Early 11,669,947.77
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Investment Earnings
Net Investment Earnings on the Reserve Fund
518.45
Net Investment Earnings on the Exchange Note
Collection Account
2,647.78
Investment Earnings for the Collection Period 3,166.23
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency
0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 518.45
minus Net Investment Earnings
518.45
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.469%)
Cumulative Residual Loss / (Gain) (7,969,569.50)
0.022%
Residual Loss
Current
Current Residual Loss / (Gain)
(3,050,805.94)
Securitization Value of Liquidated Leases BOP 14,834,820.24
Less sales proceeds and other payments received during
Collection Period
17,885,626.18
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
Less Recoveries 0.00
Current Net Credit Loss / (Gain) 488,135.18
Cumulative Net Credit Loss / (Gain) 365,601.51
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,151,969.64
Less Liquidation Proceeds
663,834.46
91-120 Days Delinquent 69,702.76 3 0.00%
Total 1,559,298,447.76 43,638 100.00%
31-60 Days Delinquent 1,711,135.92 44 0.11%
61-90 Days Delinquent 459,706.06 10 0.03%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 1,557,057,903.02 43,581 99.86%
Cumulative Turn-in Ratio 55.09%
Proportion of base prepayment assumption realized life to date 152.24%
Actual lifetime prepayment speed 0.51%
Weighted Average Seasoning (months) 12.37 15.95
Aggregate Base Residual Value 1,139,551,610.25 1,104,748,671.80
Weighted Average Securitization Rate 6.66% 6.65%
Weighted Average Remaining Term (months) 25.04 21.39
Pool Factor 91.85%
As of Cutoff Date Current